PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments to suppliers	$ 1,264	$ 4,441
Deferred expenses	88	546
Rental deposits and prepaid rents	469	969
Others	789	919
Total	$ 2,610	$ 6,875